CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Employee benefit expenses	$ 48,383	$ 22,556	$ 13,268
Appropriation of after-tax profits to general reserve fund, percentage	10.00%
Limit of general reserve fund as a percentage of registered capital, after which appropriations to general reserve fund are no longer required	50.00%
Appropriations to statutory surplus reserve fund	2,865	729	2,875
Amount of restricted net assets	$ 185,913	$ 170,284